[THE AMERICAN FUNDS GROUP(R)]

THE TAX-EXEMPT BOND FUND OF AMERICA

[picture:  portion of Route 66]
[graphic:  Route 66 on the map of the continental United States]

SEMI-ANNUAL REPORT
for the six months ended February 28, 1998

THE TAX-EXEMPT BOND FUND OF AMERICA(R) seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

The Tax-Exempt Bond Fund of America is one of the 28 mutual funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS
through 2/28/98

6-MONTH TOTAL RETURN                               +4.79%
(income plus capital changes,
 with dividends reinvested)

12-MONTH TOTAL RETURN                              +9.00%

TAX-FREE DISTRIBUTION RATE FOR FEBRUARY             4.70%
(income return only, reflecting
 maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE                7.78%
(for February, assuming a 39.6% federal tax rate)

SEC 30-DAY TAX-FREE YIELD AS OF FEBRUARY 28         3.91%
(reflecting maximum sales charge)

For current yield information, please call toll-free: 800/421-0180.


Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 1998 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

            Total      Average Annual
            Return     Compound Return

10 YEARS    +107.32%   +7.56%
5 YEARS     +32.34%    +5.76%
12 MONTHS   +5.24%     -

Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of March 31, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 3.94%. The fund's distribution rate as of that date was 4.80%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. Income may be subject to state or local income taxes. Capital gain distributions and gains on the sale of certain bonds purchased at less than par value are taxable.



FELLOW SHAREHOLDERS:

Aided by the unusual combination of low inflation and robust economic growth, the bond market rallied during the first half of The Tax-Exempt Bond Fund of America's fiscal year. Shareholders who reinvested their dividends saw the value of their holdings rise 4.8% in the six months ended February 28, 1998. That was in line with the 5.0% total return posted by the unmanaged Lehman Brothers Municipal Bond Index.

During the period, shareholders received monthly tax-free dividends totaling
31.3 cents a share and a capital gain distribution of 3.8 cents a share, which included a short-term gain of almost 1 cent. Investors who took their dividends in cash had an income return of 2.6% (5.2% annualized), which is equivalent to a 4.3% taxable income return (8.6% annualized) for investors in the 39.6% federal bracket, and the value of their shares increased 2.2% for a total return of 4.8%.

BOND PRICES RISE

The fund began its fiscal year last September with bond prices rising again after a brief setback in August. Prices remained strong through the beginning of 1998, dipping slightly in February. The higher prices were fueled in part by what some analysts are now calling the "new paradigm" in the U.S. economy: the confluence of strong growth, healthy corporate profits and, most importantly, low inflation.

The bond market was also helped by the turmoil in Asian financial markets. The region's financial problems touched off a "flight to quality" as investors sold holdings in Asia and purchased assets denominated in U.S. dollars. The increased demand for dollar-denominated assets boosted the value of the U.S. currency. A strong dollar holds down the cost of imports which, in turn, pressures domestic producers to keep their prices in line. Asia's troubles also led many experts to predict the U.S. economy would weaken because exports to the Far East, an important American market, would decline and imports into the U.S. would grow. The stronger dollar and prospects for slower economic growth reduced fears of inflation. As a result, investors bid bond prices higher.

It is too early to know whether the Asian troubles will dampen U.S. economic expansion or if the economy will continue to grow rapidly, prompting the Federal Reserve Board to raise short-term interest rates. Given these countervailing forces, we anticipate interest rates will remain fairly stable for the near future.

RELYING ON RESEARCH

Because it is impossible to predict what will happen in the bond market - Asia's financial problems and the resulting upsurge in bond prices caught many investors by surprise - we rely less on short-term economic predictions and more heavily on fundamental research to find good investment opportunities. Every holding in the fund's portfolio was added only after extensive research, which often includes interviews with government officials, developers and project managers. The investment professionals of The Tax-Exempt Bond Fund of America visit the site of almost every investment.

Even during times of sustained rallies in the bond market, such extensive research is necessary. We always invest with a view that extends well beyond today's short-term fluctuations. The value of investing for the long term can be seen in two holdings that have been in the fund's portfolio for more than three years. Bonds issued by the Genesys Health System in Michigan rose in price during the first half of this fiscal year in anticipation of a refunding that occurred after the end of the fiscal half year, and improved their ratings from BBB to AAA. The bonds of a continuing care facility in Calvert County, Maryland also were refunded and increased substantially in value when their ratings rose from B to AAA.

We will continue to closely monitor changes in interest rates and the outlook for inflation and economic growth. At the same time, we will continue our extensive research seeking to uncover good opportunities for long-term rewards.

We look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr. /s/Abner D. Goldstine
Paul G. Haaga, Jr.     Abner D. Goldstine
Chairman of the Board  President

April 17, 1998


WHY TAX-FREE INVESTING IS WORTHWHILE

The table below is based on the federal tax rates for 1998. To use this table, find your estimated taxable income to determine your federal tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 4.70% February tax-exempt distribution rate.

Due to tax increases in recent years, many high-income investors are finding that their returns on taxable fixed income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $160,000 faces a federal tax rate of 36%. In this bracket, the fund's current 4.70% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.34%. Investors in the highest bracket (39.6%) would need a taxable distribution rate of 7.78% to equal the fund's tax-exempt distribution rate.


FEDERAL INCOME TAX RATES

                                                                           The fund's 4.70%
                                                                           February tax-exempt
Your Taxable Income                                     1998               distribution rate is
                                                        Federal            equivalent to a taxable
Single                      Joint                       Tax Rate (1)       distribution rate of(2):


$ 0 - 25,350                $ 0 - 42,350                15.0%              5.53%
25,351 - 61,400             42,351 - 102,300            28.0               6.53
61,401 - 128,100            102,301 - 155,950           31.0               6.81
128,101 - 278,450           155,951 - 278,450           36.0               7.34
Over 278,450                Over 278,450                39.6               7.78

(1) The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

(2)The fund's distribution rate in the table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results. Such results will reflect interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions, fund expenses and applicable sales charges.



THE TAX-EXEMPT BOND FUND OF AMERICA
Investment Portfolio, February 28, 1998 (Unaudited)

[begin pie chart]
Geographic Breakdown
New York --                                                                      13.32%
California --                                                                    10.32%
Illinois --                                                                       8.72%
Michigan --                                                                       7.95%
Washington --                                                                     7.21%
Pennsylvania --                                                                   6.68%
Other States --                                                                  40.90%
Cash & Short-Term Securities --                                                   4.90%
[end pie chart]

[begin pie chart]
Aaa/AAA --                                                                       30.63%
Aa/AA --                                                                         19.75%
A/A --                                                                           18.50%
Baa/BBB --                                                                       19.38%
Below investment-grade                                                            6.84%
Cash & Short-Term Securities                                                      4.90%
[end bar chart]

                                                                             Principal      Market
                                                                                Amount       Value
                                                                                 (000)       (000)
Tax-Exempt Securities Maturing in More than
One Year - 95.10%

Alabama - 0.40%
 Daughters of Charity, National Health System,
  5.25% 2015                                                                    $4,000      $4,025
 The Industrial Development Board of the City of
  Mobile, Solid Waste Revenue Refunding Bonds (Mobile
  Energy Services Co., LLC Projects), Series
  1995, 6.95% 2020                                                               2,500       2,814

Alaska - 0.80%
 Housing Finance Corp.,
  Collateralized Bonds (Veterans Mortgage
  Program), Series 1992A-1, 6.75% 2032                                             4025        4314
 Municipality of Anchorage:
  1995 General Obligation Refunding General Purpose
  Bonds, Series B, FGIC Insured, 6.00% 2012                                        2895        3283
  Municipal Light & Power, Senior Lien Refunding Electric
  Revenue Bonds, MBIA Insured, Series 1996, 6.50% 2014                             5000        5958

Arizona - 0.12%
 State Transportation Board, Subordinated Highway
  Revenue Bonds, Series 1992B, 6.50% 2008
  (Prerefunded 2002)                                                               1850        2053

California - 10.32%
 General Obligation Bonds:
  6.75% 2006                                                                       1000        1167
  5.25% 2016                                                                       7320        7463
 Educational Facilities Authority Revenue Bonds, Stanford University:
  Series N, 5.35% 2027                                                             3000        3056
 Health Facilities Financing Authority,
  Hospital Revenue Bonds (Downey Community Hospital), Series 1993,
  5.75% 2015                                                                       4990        5138
 Housing Financing Agency Revenue Bonds, Series C-4, Class I:
  5.10% 2007                                                                       2000        2052
  5.20% 2009                                                                       4465        4601
 Public Works Board, Lease Revenue Bonds,
  California Community Colleges, 1994 Series B
  (Various Community College Projects):
   6.75% 2005                                                                      2505        2880
   7.00% 2007                                                                      1315        1503
 Statewide Communities Development Authority:
  Children's Hospital of Los Angeles, MBIA Insured,
  6.00% 2008                                                                       1715        1927
  Kaiser Permanente Medical Care Program, Semi-Annual
  Tender Revenue Bonds:
   Series A, 7.00% 2018                                                            1900        2021
   1985 Tender Bonds, 5.55% 2025                                                   5000        5081
  St. Joseph Health System Obligated Group,
  Certificates of Participation:
   5.50% 2014                                                                      2000        2051
   5.50% 2023                                                                      2700        2752
 Alameda Public Financing Authority, 1997 Revenue Bonds
  (Marina Village Assessment District Bond Refinancing):
   6.05% 2008                                                                      1000        1024
   6.375% 2014                                                                     1000        1029
 Anaheim Public Financing Authority, Lease Revenue Bonds (Anaheim
  Public Improvements Project), Senior Lease Revenue Bonds,
  1997 Series A, FSA Insured, 6.00% 2024                                           1000        1144
 Association of Bay Area Governments Finance
  Authority For Nonprofit Corporations, Certificates of Participation
  (Stanford University Hospital),
  Series 1993, 5.50% 2013                                                          2000        2058
 Central Valley Financing Authority, Cogeneration
  Project Revenue Bonds (Carson Ice-Gen Project), Series 1993:
   5.80% 2004                                                                      3300        3540
   6.00% 2009                                                                      3750        3983
   6.10% 2013                                                                      1000        1062
 Culver City Redevelopment Financing Authority, 1993
  Tax Allocation Refunding Revenue Bonds, AMBAC Insured,
  5.00% 2023                                                                       3635        3547
 Del Mar Race Track Authority, Revenue Refunding Bonds, Series 1996,
  6.00% 2001                                                                       2060        2129
 Long Beach Aquarium of the Pacific, Revenue Bonds
  (Aquarium of the Pacific Project), 1995 Series A:
   6.10% 2010                                                                      4000        4260
   6.125% 2015                                                                     5500        5769
   6.125% 2023                                                                    14000       14663
 City of Los Angeles:
  State Building Authority, Lease Revenue Refunding Bonds,
  Department of General Services Lease, 1993 Series A:
   5.375% 2006                                                                     3000        3212
   5.50% 2007                                                                      5545        6005
  Community Redevelopment Agency, Central Business District
  Redevelopment Project, Tax Allocation Refunding Bonds, Series I:
   5.00% 2001                                                                      4100        4197
  Convention and Exhibition Center Authority,
  Certificates of Participation:
   7.375% 2018 (Prerefunded 1999)                                                  1000        1067
   7.00% 2020 (Prerefunded 1999)                                                   2750        2919
  Regional Airports Improvement Corp.,
   Facilities Lease Refunding Revenue Bonds,
   Issue of 1992, United Air Lines, Inc. (Los
   Angeles International Airport), 6.875% 2012                                     2000        2196
 County of Los Angeles:
  Capital Asset Leasing Corp., Certificates of
  Participation (Marina del Rey), Series A:
   6.25% 2003                                                                      5500        5960
   6.50% 2008                                                                      4750        5160
  Metropolitan Transportation Authority,
   Proposition C Sales Tax Revenue Bonds,
   Second Series 1993B, AMBAC Insured, 5.25% 2023                                  1300        1303
  Transportation Commission, Sales
  Tax Revenue Bonds, Series 1989, 7.00% 2019                                       2000        2122
 The Metropolitan Water District of Southern
  California, Waterworks General Obligation Refunding
  Bonds, 1993 Series A1, 5.50% 2010                                                3000        3173
 Northern California Power Agency, Geothermal
  Project #3, Special Revenue Bonds, 1993 Refunding
  Series A, 5.60% 2006                                                             3000        3189
 County of Orange:
  Aliso Viejo Special Tax Bonds
  of Community Facilities District No. 88-1,
  Series A of 1992:
   7.15% 2006 (Prerefunded 2002)                                                   2000        2290
   7.35% 2018 (Prerefunded 2002)                                                  10000       11532
 Pleasanton Joint Powers Financing Authority,
  Reassessment Revenue Bonds, 1993 Series A, 5.70% 2001                             480         502
 Riverside County Transportation Commission, Sales
  Tax Revenue Bonds (Limited Tax Bonds), 1991
  Series A, 6.50% 2009 (Prerefunded 2001)                                          3600        3948
 Sacramento City Financing Authority, 1991 Revenue
  Bonds, 6.80% 2020 (Prerefunded 2001)                                             5000        5579
 Sacramento Cogeneration Authority, Cogeneration
  Project Revenue Bonds:
  Procter & Gamble Project, 1995 Series:
   6.20% 2006                                                                      1000        1111
   6.375% 2010                                                                     1000        1103
  1995 Series:
   6.00% 2002                                                                      1000        1068
   6.00% 2003                                                                      2200        2370
 County of Sacramento, Laguna Creek Ranch/Elliott Ranch
  Community Facilities District No.1, Improvement Area No.2,
  Special Tax Refunding Bonds, 6.30% 2021                                           500         525
 San Francisco Bay Area Rapid Transit District,
  Sales Tax Revenue Refunding Bonds, Series 1990,
  AMBAC Insured, 6.75% 2009                                                        3250        3512
 Redevelopment Agency of the City and County of
  San Francisco, Refunding Lease Revenue Bonds,
  Series 1991 (George R. Moscone Convention
  Center), 5.50% 2018                                                              4000        4026
 County of San Diego, Reassessment District No. 97-1
  (4-S Ranch), Limited Obligation Improvement Bonds,
  6.25% 2012                                                                       1000        1032
 South Orange County, Public Financing Authority,
  Special Tax Revenue Bonds, 1994 Series B (Junior
  Lien Bonds):
   6.65% 2003                                                                      1000        1030
   6.75% 2004                                                                      1000        1031
 Stanislaus Waste-to-Energy Financing Agency, Solid Waste Facility
 Refunding Revenue Bonds (Ogden Martin Systems of Stanislaus, Inc.
  Project), Series 1990, 7.625% 2010                                               3500        3753
 City of Stockton, Mello-Roos Revenue Bonds, Series 1997A,
  Community Facilities District No. 90-2 (Brookside Estates),
  5.40% 2004(1)                                                                     500         512
 The Regents of the University of California,
  Various University of California Projects, 1993:
   Series B, 5.375% 2009                                                           2000        2147
   Series A, 5.50% 2021                                                            2000        2042

Colorado - 4.32%
 Housing And Finance Authority:
  Multi-Family Housing Insured Mortgage Revenue Bonds:
   1997 Series C-3, 5.65% 2015                                                     2300        2312
   1982 Series A, 9.00% 2025                                                       1780        1793
  Single-Family Housing Program Senior and Subordinate Bonds:
   1996 Series C-2, 7.10% 2015                                                     3000        3361
   1997 Series A-3, 7.00% 2016                                                     1750        1962
   1997 Series C-3, 6.75% 2017                                                     1000        1110
   1997 Series B-3, 6.80% 2028                                                     1000        1122
 Student Obligation Bond Authority, Student Loan Revenue
  Bonds, 1994 Series L, 6.00% 2001                                                 1065        1124
 Arapahoe County, Capital Improvement Trust Fund
  Highway Revenue Bonds (E-470 Project):
   6.90% 2015 (Prerefunded 2005)                                                   5750        6844
   6.95% 2020 (Prerefunded 2005)                                                  20500       24459
 City and County of Denver, Airport System Revenue Bonds,
  Series 1992A:
  7.25% 2025 (Prerefunded 2002)                                                    5590        6421
  7.25% 2025 (Prerefunded 2002)                                                   14210       16322
 Eaglebend Affordable Housing Corp., Multi-Family Housing Project
  Revenue Refunding Bonds, Series 1997 A, 6.45% 2021                               1175        1217
 The Regents of the University of Colorado, Master Lease
  Purchase Agreement, Refunding Certificates of
  Participation (Telecommunications and Cogeneration
  Projects), Series 1996, AMBAC Insured, 6.00% 2005                                5000        5498

Connecticut - 1.51%
 Health and Educational Facilities Authority Revenue Bonds,
  University of Hartford Issue, Series D, 6.75% 2012                               2800        2992
 Housing Finance Authority, Housing Mortgage Finance Program Bonds,
  Subseries B-1, 6.25% 2011                                                        1000        1067
 Mashantucket (Western) Pequot Tribe, Special Revenue Bonds,
  1996 Series A(2):
   6.25% 2002                                                                      1000        1078
   6.25% 2002 (Escrowed to Maturity)                                               1000        1086
   6.25% 2003                                                                      2025        2203
   6.375% 2004                                                                     5390        5944
   6.375% 2004 (Escrowed to Maturity)                                              1985        2217
   6.50% 2005                                                                      1510        1690
   6.50% 2005 (Escrowed to Maturity)                                               1490        1694
   6.40% 2011                                                                      2530        2832
   6.40% 2011 (Prerefunded 2007)                                                   2470        2853

Delaware - 0.06%
 Economic Development Authority, First Mortgage Revenue Bonds
  (Peninsula United Methodist Homes, Inc. Issue), Series 1997A,
  6.00% 2009                                                                       1000        1070

District of Columbia - 1.19%
 General Obligation Bonds:
  Series 1992 B, MBIA Insured:
  6.125% 2003                                                                      1750        1902
  6.30% 2010                                                                       2900        3165
  AMBAC Insured, 5.20% 2004                                                        1000        1046
  Series 1993 A, AMBAC Insured, 5.875% 2005                                        3000        3270
  Series 1993 B-1, AMBAC Insured, 5.50% 2009                                       3000        3223
 Hospital Revenue Refunding Bonds
  (Medlantic Healthcare Group, Inc. Issue):
   Series 1992 A, 7.00% 2005                                                       2000        2182
   Series 1993 A, MBIA Insured:
    5.25% 2012                                                                     2000        2049
   Series 1997A, MBIA Insured:
    5.10% 2008                                                                     1000        1036
    5.20% 2009                                                                     1000        1040
 Redevelopment Land Agency, Sports Arena Special Tax Revenue
  Bonds, Series 1996, 5.625% 2010                                                  1275        1310

Florida - 1.25%
 Arbor Green Community Development District (City of Tampa,
  Hillsborough County), Special Assessment Revenue Bonds,
  Series 1996, 7.60% 2018                                                          1000        1078
 Broward County, Resource Recovery Revenue Bonds,
  Series 1984:
   North Project, 7.95% 2008                                                       2065        2252
   South Project, 7.95% 2008                                                       4310        4700
 The Crossing at Fleming Island Community Development
  District (Clay County), Special Assessment Bonds,
  Series 1995, 8.25% 2016                                                          1105        1219
  Heritage Harbor Community Development District Revenue Bonds,
  Series B, 6.00% 2003                                                             1250        1237
 Mid-Bay Bridge Authority,  Revenue Refunding Bonds:
  Series 1993D, 6.125% 2022                                                         500         523
  Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                        4000        4660
 Northern Palm Beach County Improvement District, Water
  Control and Improvement Bonds, Unit of Development No. 9A,
  Series 1996A:
   6.80% 2006                                                                      1145        1225
   7.30% 2027                                                                      1500        1636
  Tampa Health Systems Revenue Bonds, MBIA Insured,
  Series A-3:
   5.50% 2006                                                                      1000        1084
   5.00% 2009                                                                      1550        1608

Georgia - 1.38%
 Municipal Electric Authority:
  General Power Revenue Bonds:
   1992B Series, 6.50% 2012                                                        1215        1399
   CTFS-1992B Series, 6.375% 2016                                                  1000        1143
  Mel Power, Project One Subordinated Bonds, AMBAC Insured,
  Series B:
   6.00% 2007(1)                                                                   1995        2231
   5.625% 2009(1)                                                                  1000        1086
 City of Atlanta:
  Airport Facilities Revenue
  Refunding Bonds, Series 1994 A, AMBAC Insured,
  6.50% 2009                                                                       1000        1170
  Special Purpose Facilities
  Revenue Refunding Bonds (Delta Air Lines, Inc.
  Project), Series 1989 A, 7.50% 2019                                              4500        4814
 Fulco Hospital Authority, Revenue Anticipation
  Certificates:
   St. Joseph's Hospital of Atlanta, Inc.,
   Series 1994, 4.80% 2001                                                         2305        2365
   Georgia Baptist Health Care System
   Project:
    Series 1992 A:
     6.40% 2007                                                                    1000        1109
     6.25% 2013                                                                    2100        2316
     6.375% 2022                                                                   1595        1767
    Series 1992 B, 6.375% 2022                                                      610         676
 Development Authority of Fulton County, Special
  Facilities Revenue Bonds (Delta Air Lines, Inc.
  Project), Series 1992, 6.95% 2012                                                3115        3444

Hawaii - 0.12%
 City and County of Honolulu, General Obligation Bonds, Refunding
  and Improvement Series, 1993B, 5.00% 2013                                        2000        2046

Illinois - 8.72%
 Build Illinois Bonds (Sales Tax Revenue Bonds),
  Series O, 6.00% 2002                                                             1000        1077
 Civic Center Bonds (Special State Obligation Bonds),
  Series 1991, AMBAC Insured, 6.25% 2020                                           6500        7468
 Educational Facilities Authority Revenue
  Bonds, Wesleyan University, Series 1993,
  5.625% 2018                                                                      1490        1542
 Health Facilities Authority:
  Revenue Bonds, Series 1993:
   OSF Healthcare System, 5.75% 2007                                               6760        7229
   Rush-Presbyterian-St. Luke's Medical Center Obligated Group,
   MBIA Insured, 5.25% 2020                                                        3000        2992
  Refunding Bonds:
   Advocate Health Care Network, Series 1997 A:
    5.50% 2008                                                                     2110        2244
    5.80% 2016                                                                    10000       10531
   Edward Hospital Project, Series 1993 A:
    5.75% 2009                                                                     1100        1148
    6.00% 2019                                                                     1435        1484
  Revenue and Revenue Refunding Bonds:
   Evangelical Hospitals Corp., Series C,
  6.25% 2022 (Escrowed to Maturity)                                                4000        4579
   Lutheran General Health, Series C, 6.00% 2018                                   2705        3001
  Revenue Bonds, Series 1992 (Edward Hospital
  Association Project), 7.00% 2022                                                 1000        1120
  Revenue Refunding Bonds (Fairview),
   Series 1995 A:
    6.25% 2001                                                                     1105        1136
    6.50% 2006                                                                      770         804
    7.40% 2023                                                                     1500        1665
  Revenue Bonds, Series 1994 A (Northwestern Memorial
   Hospital), 6.00% 2024                                                           2000        2135
 Housing Development Authority, Multi-Family Housing Bonds,
  1992 Series A, 7.00% 2010                                                        1490        1593
 Metropolitan Pier and Exposition Authority, McCormick Place
  Expansion Project Bonds, Series 1992A, 6.50% 2027
  (Prerefunded 2003)                                                               3910        4413
 City of Chicago:
 General Obligation Bonds, Project and Refunding,
  Series 1995B, FGIC Insured, 5.125% 2025                                          4000        3934
  The County of Cook, General Obligation Capital Improvement
   Bonds, Series 1996, FGIC Insured:
    6.00% 2006                                                                     3920        4394
    6.50% 2011                                                                     4000        4751
  Chicago-O'Hare International Airport:
  General Airport Second Lien Revenue Refunding Bonds,
  1993 Series C, MBIA Insured, 5.00% 2018                                          7500        7306
  Special Facilities Revenue Bonds for United
  Air Lines:
   1984 Series C, 8.20% 2018                                                       5185        5554
   Special Facilities Revenue Refunding Bonds:
    Delta Air Lines, Inc. Terminal, 6.45% 2018                                     4435        4704
    Series 1994 (American Airlines, Inc. Project),
    8.20% 2024                                                                     2750        3371
 Metropolitan Water Reclamation District of Greater
  Chicago, Series B:
   Capital Improvement Bonds, 5.25% 2004                                           5000        5300
   Refunding Bonds, 5.30% 2005                                                     5325        5684
 Sales Tax Revenue Bonds, Series 1997,
  FGIC Insured, 5.375% 2027                                                        5000        5076
 School Reform Board of Trustees of the Board of Education
  of the City of Chicago, Unlimited Tax General Obligation Bonds
  (Dedicated Tax Revenues), Series 1997, AMBAC Insured, 6.75% 2012                 4000        4837
  Skyway Toll Bridge Refunding Revenue Bonds,
  Series 1994:
   6.50% 2010 (Prerefunded 2004)                                                  13250       14944
   6.75% 2014 (Prerefunded 2004)                                                   6500        7447
  Water Revenue Bonds, Refunding
  Series 1993, FGIC Insured:
   6.50% 2011                                                                      4345        5154
   5.50% 2025                                                                      2565        2483
 Regional Transportation Authority, Cook, Du Page,
  Kane, Lake, McHenry and Will Counties,
  General Obligation Bonds:
   Series 1994D, FGIC Insured, 7.75% 2019                                          4500        6066
   Series 1990A, AMBAC Insured, 7.20% 2020                                         1000        1278

Indiana - 4.81%
 Educational Facilities Authority, Educational
  Facilities Revenue Bonds (University of Evansville
  Project), Series 1996, 5.25% 2005                                                1000        1039
 Health Facility Financing Authority, Hospital Revenue Bonds:
  Charity Obligation Group, Series 1997D, 5.00% 2026                              13500       13896
  Clarian Health Partners, Inc., Series 1996A, 5.50% 2016                         16250       16626
 Housing Finance Authority, Single Family Mortgage
  Refunding Revenue Bonds, 1992 Series A, 6.75% 2010                               1275        1354
 State Development Financing Authority:
  Pollution Control Revenue Bonds (Inland Steel Co. Project No. 12),
   6.85% 2012                                                                      2500        2783
  Revenue Bond Exempt Facilities Inland Steel, 5.75% 2011                          4000        4222
 State Office Building Commission, Correctional
  Facilities Program Revenue Bonds, Series 1995B,
  AMBAC Insured, 6.25% 2012                                                        8490        9832
 Transportation Finance Authority, Airport
  Facilities Lease Revenue Bonds, Series A:
   6.50% 2007                                                                      3245        3570
   6.50% 2007 (Prerefunded 2002)                                                   3755        4191
   6.75% 2011 (Prerefunded 2002)                                                   2400        2712
 City of East Chicago:
  Pollution Control Refunding Revenue Bonds
   (Inland Steel Co. Project No. 11), Series 1994, 7.125% 2007                     3000        3433
  Revenue Bonds (Inland Steel Co. Project No. 10),
   Series 1993, 6.80% 2013                                                         2000        2180
 Hospital Authority of the City of Fort Wayne,
  Revenue Bonds (Parkview Memorial Hospital, Inc.
  Project), Series 1992:
   6.375% 2013                                                                     6000        6450
   6.40% 2022                                                                      2000        2143
 Indianapolis Local Public Improvement Bond Bank,
  Series 1992 D Bonds, 6.60% 2007                                                  1960        2260
 Hospital Authority of St. Joseph County, Health System Revenue Bonds,
 (Memorial Health System),
  Series 1998A, MBIA Insured:
   5.50% 2006                                                                      2055        2212
   5.50% 2007                                                                      1650        1781
   5.50% 2008                                                                      1010        1088

Iowa - 0.49%
 Finance Authority Single Family Mortgage Bonds, 1997 Series F,
  5.55% 2016                                                                       2000        2056
 Polk County Revenue Bond Catholic Health Initiatives Series A,
  5.125% 2011                                                                      3020        3062
  5.125% 2012                                                                      3170        3184

Kentucky - 0.50%
 Economic Development Finance Authority Hospital System
  Refunding and Improvement Revenue Bonds, Series 1997
  (Appalachian Regional Healthcare, Inc. Project),
  5.60% 2008                                                                        630         658
  5.60% 2009                                                                       1305        1355
  5.70% 2010                                                                        490         509
  5.75% 2011                                                                       2190        2269
 Higher Education Student Loan Corp., Insured
  Student Loan Revenue Bonds, 1994 Series B,
  6.20% 1999                                                                       1140        1186
 Kenton County Airport Board, Special Facilities
  Revenue Bonds (Delta Air Lines, Inc. Project):
   Series 1985, 7.80% 2015                                                         1000        1075
   1992 Series B, 7.25% 2022                                                       1350        1495

Louisiana - 3.23%
 Health Education Authority, Revenue Bonds (Lambeth House Project),
  Series 1996, 9.00% 2026                                                          9000       10813
 Lake Charles Harbor and Terminal District, Port
  Facilities Revenue Refunding Bonds (Trunkline
  LNG Co. Project), Series 1992, 7.75% 2022                                       28000       32346
 Offshore Terminal Authority, Deepwater Port
  Refunding Revenue Bonds (LOOP INC. Project):
   First Stage Series B:
    6.25% 2004                                                                     6340        6939
   First Stage Series E:
    7.45% 2004                                                                     1000        1088
    7.60% 2010 (Prerefunded 2000)                                                   585         646
    7.60% 2010                                                                      415         453
 Parish of St. Charles, Adjustable/Fixed-Rate
  Pollution Control Revenue Bonds (Louisiana
  Power & Light Co. Project),
   Series 1984, 8.25% 2014                                                         2490        2671

Maine - 0.17%
 Housing Authority, Mortgage Purchase
  Bonds, 1994 Series C-1, 5.90% 2015                                               2735        2834

Maryland - 1.42%
 Community Development Administration, Department
  of Housing and Community Development, Single
  Family Program Bonds:
   1990 First Series, 7.60% 2017                                                   5920        6187
   1997 First Series, 5.25% 2005                                                   5815        6075
 Health and Higher Educational Facilities Authority:
  Revenue Bonds, Howard County General Hospital
  Issue, Series 1993:
   5.50% 2013                                                                      2300        2338
   5.50% 2021                                                                      1225        1243
  Project and Refunding Revenue Bonds,
   Peninsula Regional Medical Center Issue, Series 1993,
   5.25% 2012                                                                      1000        1016
 Calvert County, Maryland Economic Development
  Revenue Bonds (Asbury-Solomons Island Facility),
  Series 1995, 8.625% 2024                                                         2500        3154
 Prince George's County, Hospital Revenue Bonds,
  Dimensions Health Corp. Issue:
  Series 1992, 7.25% 2017 (Prerefunded 2002)                                        750         855
  5.30% 2024                                                                       3305        3282

Massachusetts - 2.08%
 General Obligation Bonds Consolidated Loan of
  1989, Series D, MBIA Insured, 7.00% 2009
  (Prerefunded 1999)                                                               1000        1069
 Massachusetts Bay Transportation Authority, General
  Transportation System Bonds, 1994 Series A
  Refunding Bonds, 7.00% 2007                                                      5000        5946
 Health and Educational Facilities Authority Revenue Bonds:
  Brigham and Women's Hospital Issue,
   Series D, 6.75% 2024                                                            7000        7711
  Caregroup Issue, MBIA Insured,
   Series A, 5.50% 2007                                                            2675        2888
 Housing Finance Agency, Single Family Housing Revenue Bonds,
  Series 39, 6.50% 2014                                                            1425        1487
 Water Resources Authority:
  General Revenue Bonds, 1990 Series A, 7.50% 2009
   (Prerefunded 2000)                                                              9500       10363
  General Revenue Refunding Bonds, 1993 Series B,
  5.25% 2009                                                                       2500        2587
  Boston City Hospital (FHA Insured Mortgage),
  7.625% 2021                                                                       980        1083
 The New England Loan Marketing Corp.,
  Student Loan Refunding Bonds:
  1992 Series A, 6.50% 2002                                                        1000        1091
  1993 Series G, 5.20% 2002                                                        1200        1234

Michigan - 7.95%
Hospital Finance Authority, Hospital Revenue Refunding Bonds:
  Daughters of Charity, National Health System, 5.50% 2005                         1750        1874
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002                                                                      2055        2267
   7.20% 2003                                                                      1000        1123
   8.00% 2005                                                                      8880       10530
   8.10% 2013                                                                      5000        5955
   8.125% 2021                                                                     4500        5403
   7.50% 2027                                                                      4520        5190
  McLaren Obligated Group, Series 1993A, 5.375% 2013                               2985        3014
  Mercy Health Services, Series 1997T, 6.25% 2011                                  3255        3613
  Pontiac Osteopathic, Series 1994 A:
   6.00% 2014                                                                      3500        3703
   6.00% 2024                                                                      3400        3586
  Sinai Hospital of Greater Detroit, Series 1995:
  6.625% 2016                                                                      5750        6368
  6.70% 2026                                                                       1680        1863
 Housing Development Authority, Rental Housing
  Revenue Bonds, 1994 Series A:
   6.20% 2003                                                                      1600        1685
   AMBAC Insured, 6.40% 2005                                                       2350        2538
 Job Development Authority, Pollution
  Control Revenue Bonds (Chrysler Corp.
  Project), Series 1984, 5.70% 1999                                                7000        7189
 City of Detroit,
  General Obligation Revenue Bonds (Unlimited Tax):
   Series 1995-A, 5.60% 2001                                                       2250        2335
  Series 1995-B:
   6.25% 2001                                                                      6585        6951
   6.75% 2003                                                                      8675        9575
   7.00% 2004                                                                      2500        2820
   6.25% 2005                                                                      2625        2886
   6.25% 2008                                                                      1730        1896
   6.25% 2009                                                                      1195        1302
   6.25% 2010                                                                      1250        1357
 Downtown Development Authority,
  Tax Increment Bonds (Development Area No. 1 Projects),
  Series 1996C:
   6.20% 2017                                                                      9310       10101
   6.25% 2025                                                                      4265        4578
 Economic Development Corp. of Dickinson County, Solid Waste Disposal
 Refunding Revenue Bonds, (Champion International Corp. Project),
  Series 1989, 6.55% 2007                                                          2000        2133
 City of Royal Oak Hospital Financing Authority,
  Hospital Revenue Refunding Bonds (William Beaumont
  Hospital), Series 1993 G, 5.25% 2019                                             8000        7969
 Charter County of Wayne, Special Airport Facilities
  Revenue Refunding Bonds (Northwest Airlines, Inc.
  Facilities), Series 1995, 6.75% 2015                                            13970       15414

Minnesota - 0.42%
 Housing Finance Agency:
  Housing Development Bonds, 1991 Series A, 6.85% 2007                             2535        2696
  Single Family Mortgage Bonds, 1994 Series E,
   Remarketing 3/12/96, 5.60% 2013                                                 2205        2271
 Regents of the University of Minnesota, General
  Obligations Bonds, Series 1996A, 5.50% 2006                                      2000        2164

Mississippi - 0.38%
 Claiborne County, Adjustable/Fixed-Rate Pollution
  Control Revenue Bonds (Middle South Energy, Inc.
   Project), Series C, 9.875% 2014                                                 6000        6395

Nevada - 0.23%
 General Obligation (Limited Tax) Bonds,  Series A-2, 6.00% 2011                   2135        2418
 City of Henderson, Local Improvement
  District No. T-10 (Seven Hills) Limited Obligation
  Improvement Bonds, 7.50% 2015                                                    1495        1558

New Jersey - 1.42%
 Economic Development Authority, First
  Mortgage Revenue Fixed Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                             7000        8834
  Winchester Gardens at Ward Homestead Project,
  Series 1996A:
   8.50% 2016                                                                      4000        4426
   8.625% 2025                                                                     3500        3889
 Health Care Facility Financing Authority, Revenue Bond
 Community Medical Center/Kimball, FSA Insured,
  5.50% 2007                                                                       1500        1620
 Housing and Mortgage Finance Agency,
  Section 8 Bonds, 1991 Series A:
   6.80% 2005                                                                      2570        2759
   6.85% 2006                                                                      2500        2679

New Mexico - 0.17%
 Mortgage Finance Authority, Single Family Mortgage
  Purchase Refunding Senior Bonds, 1992 Series
  A-1, 6.85% 2010                                                                  2750        2938

New York - 13.32%
 Dormitory Authority:
  State University Educational Facilities Revenue
  Refunding Bonds:
   Series B, 5.70% 2004                                                            1485        1595
   Series 1990 A, 7.50% 2013                                                       3500        4463
   Series 1990 B:
    7.50% 2011                                                                     1720        2136
    7.00% 2016                                                                     1000        1076
  Court Facilities, Lease Revenue Bonds, Series 1993A,
  5.50% 2010                                                                       4000        4139
  City University System, Consolidated Second
   General Resolution Revenue Bonds:
   Series 1990 F, FGIC Insured, 7.50% 2020
   (Prerefunded 2000)                                                              5000        5498
   Series G, 5.00% 2002                                                            2000        2056
  Center for Nursing/Rehabilitation, Inc. Revenue Bonds,
  5.45% 2017                                                                       2100        2136
  Edgar Health Care Center (Nursing Home) Revenue Bonds, FHA Insured,
  4.90% 2013                                                                       1375        1354
  The New York and Presbyterian Hospital,
  Mortgage Hospital Revenue Bonds,
   AMBAC Insured, 5.50% 2008                                                      10000       10807
  Secured Hospital Revenue Refunding Bonds:
   Brookdale Hospital, Series J, 5.125% 2009                                       4300        4396
   Wyckoff Heights Medical Center, Series H, 5.125% 2008                           2315        2381
 Environmental Facilities Corp., State Water
  Pollution Control Revolving Fund Revenue Bonds
  (New York City Municipal Water Finance Authority
  Project):
   Series 1994 A, 5.75% 2009                                                       2000        2215
   Series 1990 A, 7.50% 2012                                                        500         547
   Series 1991 E, 6.875% 2010                                                       230         253
   Series 1991 E, 6.875% 2010 (Prerefunded 2001)                                   1270        1404
 Housing Finance Agency:
  Health Facilities Revenue Bonds,
   (New York City), 1996 Series A Refunding, 6.375% 2003                           6000        6547
  Service Contract Obligation Revenue Refunding Bonds,
   Series 1997C, 5.20% 2010                                                        1750        1794
 Local Government Assistance Corp.:
  Series 1991 A, 7.00% 2016 (Prerefunded 2001)                                     7000        7732
  Series 1991 B, 7.50% 2020 (Prerefunded 2001)                                     6925        7749
  Series 1991 C, 0% 2005                                                           5000        3685
  Series 1991 D:
   7.00% 2011 (Prerefunded 2002)                                                   2000        2255
   7.00% 2018 (Prerefunded 2002)                                                   8650        9752
   6.75% 2021 (Prerefunded 2002)                                                   1350        1510
  Series 1992 C, 5.50% 2022                                                        1000        1013
 State Medical Care Facilities Finance Agency:
  Mental Health Services Facilities Improvement
  Revenue Bonds:
   1991 Series A, 7.50% 2021 (Prerefunded 2001)                                    3645        4063
   1994 Series A, 5.10% 2003                                                       1720        1773
   1997 Series B, 5.30% 2004                                                       2220        2335
   Series D, 5.25% 2023                                                            1000         985
   Series 1997B:
    6.00% 2005                                                                     1000        1092
    6.00% 2007                                                                     1750        1944
    5.60% 2008                                                                     1300        1403
    5.70% 2009                                                                     2795        3029
  St. Luke's-Roosevelt Hospital Center FHA-Insured Mortgage
  Revenue Bonds, 1993 Series A, 5.60% 2013                                        12660       13173
 Metropolitan Transit Authority, Transit Facilities
  Service Contract Bonds, Series O and P,
   5.375% 2002                                                                     4000        4170
 Urban Development Corp., Correctional
  Capital Facilities Revenue Bonds:
   Series 1993 A, Refunding Series, 5.30% 2005                                     2800        2915
   Series 7, 5.25% 2009                                                            1375        1420
   Series 2, 6.50% 2021 (Prerefunded 2001)                                         3700        3952
 Battery Park City Authority, Revenue Refunding
  Bonds, Series 1993 A:
   5.00% 2013                                                                      5000        4978
   4.75% 2019                                                                     16000       14892
 Castle Rest Residential Health Care Facility,
  FHA Insured Mortgage Revenue Bonds,
  Series 1997A, 5.60% 2017                                                         1700        1764
 City of New York, General Obligation Bonds:
  Fiscal 1992 Series C, 6.50% 2004                                                 5550        6125
  Fiscal 1992 Series H:
   6.875% 2002 (Escrowed to Maturity)                                               630         693
   6.875% 2002                                                                     1270        1386
  Fiscal 1995 Series F:
   6.375% 2006                                                                     3000        3335
   6.60% 2010                                                                      2000        2281
   6.625% 2025 (Prerefunded 2005)                                                  1110        1273
   6.625% 2025                                                                      390         434
  Fiscal 1993 Series A, 6.25% 2003                                                 2200        2390
  Fiscal 1991 Series B, 8.25% 2006                                                 1500        1866
  Fiscal 1995 Series E:
   6.50% 2004                                                                      2500        2728
   MBIA Insured, 6.20% 2008                                                        3000        3415
  Fiscal 1996 Series E, 6.50% 2006                                                 7500        8436
  Fiscal 1996 Series I, 6.50% 2006                                                10000       11259
  Municipal Water Finance Authority,
  Water and Sewer System Revenue Bonds:
     Fiscal 1991 Series C, 7.75% 2020 (Prerefunded 2001)                           5000        5642
     Fiscal 1994 Series B:
     4.875% 2002                                                                   3000        3089
     5.50% 2019                                                                    2000        2043
  Transit Authority, Transit
  Facilities Revenue Bonds (Livingston Plaza
  Project), Series 1990, FSA Insured, 7.50% 2020
  (Prerefunded 2000)                                                               4000        4335
 Triborough Bridge and Tunnel Authority, General
  Purpose and Revenue Bonds:
   Series Y, 6.00% 2012                                                            1000        1131
   Series S, 7.00% 2021 (Prerefunded 2001)                                        11400       12474

North Carolina - 1.52%
 Eastern Municipal Power Agency, Power System Revenue
  Bonds:
   Series 1993 B:
    6.00% 2006                                                                     3000        3245
    7.25% 2007                                                                     5320        6239
    7.00% 2008                                                                    10720       12470
    6.00% 2026                                                                     1700        1830
   Series 1993 C, 5.00% 2021                                                       2300        2118

Ohio - 0.11%
 County of Franklin, Hospital Facilities Revenue
  Refunding and Improvement Bonds (Doctors Hospital
  Project), 5.60% 2006                                                             1750        1890

Oklahoma - 0.51%
 Health System Revenue
  Bonds, Baptist Medicine Center of Oklahoma,
  Series 1995 C, AMBAC Insured, 6.375% 2009                                        2500        2812
 State Industrial Authority, Health System
  Revenue Refunding Bonds (Obligated Group consisting
  of INTEGRIS Baptist Medical Center, Inc., INTEGRIS
  South Oklahoma City Hospital Corp. and INTEGRIS
  Rural Health, Inc.), AMBAC Insured, Series 1995D:
  6.00% 2009                                                                       2500        2788
 Tulsa Industrial Authority, Hospital Revenue
  and Refunding Bonds,
  St. John Medical Center Project, Series 1996,
  5.375% 2017                                                                      3000        3066

Pennsylvania - 6.68%
 Convention Center Authority, Refunding
  Revenue Bonds, 1994 Series A, 6.25% 2004                                        10000       10676
 Higher Educational Facilities Authority, Revenue
  Bonds (Thomas Jefferson University), 1992
  Series A, 6.625% 2009                                                            1250        1376
 Housing Finance Authority, Single Family Mortgage
  Revenue Bonds,
   Series 1992-33, 6.85% 2009                                                      1000        1073
 Housing Finance Agency, Rental Housing,
  5.80% 2018                                                                       4000        4177
 Industrial Development Authority,
  Economic Development Revenue Bonds, Series 1994,
  AMBAC Insured, 7.00% 2007                                                        1750        2094
 Allegheny County, Hospital Development Authority Revenue Bonds,
  Catholic Health Systems,
   Series A, AMBAC Insured:
    5.00% 2010                                                                     2705        2761
    5.25% 2011                                                                     2840        2944
 Delaware County, Authority Revenue Bonds,
  Catholic Health Systems,
   Series A, AMBAC Insured:
    5.50% 2008                                                                     1920        2070
    5.00% 2010                                                                     2465        2516
    5.25% 2011                                                                     4115        4265
 Hospitals and Higher Education Facilities
  Authority of Philadelphia:
  Hospital Revenue Bonds (The Children's Hospital of
  Philadelphia Project):
   Series A of 1992:
    6.50% 2009 (Prerefunded 2002)                                                  4500        4967
    6.50% 2021 (Prerefunded 2002)                                                  3000        3312
   Series A of 1993, 5.00% 2021                                                    8000        7735
  Frankford Hospital, Series A:
   6.00% 2014                                                                      3705        3873
   6.00% 2023                                                                      4000        4147
  Jefferson Health Systems, Series A:
   5.50% 2006                                                                      1500        1611
   5.50% 2007                                                                      1400        1507
   5.50% 2008                                                                      1000        1075
   5.00% 2009                                                                      1000        1027
   5.00% 2010                                                                      1000        1020
  The Philadelphia Protestant Home, Series A:
   6.50% 2027                                                                      1100        1146
  Temple University Hospital,
   5.70% 2009                                                                      1000        1053
 Hospital Authority of Philadelphia, Hospital
  Revenue Bonds (Temple University Hospital):
   Series of 1993 A, 6.50% 2008                                                   15500       17492
   Series of 1983, 6.625% 2023                                                    15385       16821
 City of Pottsville Hospital Authority, Hospital
  Revenue Bonds (The Pottsville Hospital and Warne
  Clinic), Series of 1994, 7.25% 2024                                              8500        9468
 Scranton-Lackawanna Health and Welfare Authority,
  Hospital Revenue Bonds (Moses Taylor Hospital Project),
  Series 1997:
   6.05% 2010                                                                      1000        1069
   6.15% 2012                                                                      2245        2385

Rhode Island - 1.68%
 Convention Center Authority, Refunding Revenue
  Bonds, MBIA Insured, 1993 Series B, 5.00% 2008                                   1590        1654
 Depositors Economic Protection Corp., Special
  Obligation Bonds:
   1993 Series A, MBIA Insured:
   5.75% 2012                                                                      4850        5358
   6.25% 2016                                                                      4500        5199
   1992 Series A, FSA Insured, 6.625% 2019
   (Prerefunded 2002)                                                              1000        1119
   1993 Series A (Escrowed to Maturity):
    6.375% 2022                                                                    7000        8248
    5.75% 2021                                                                     1210        1319
    5.75% 2021                                                                     2715        2960
 Housing and Mortgage Finance Corporation,
  Homeownership Opportunity Bonds, Series 3-A,
  7.80% 2010                                                                       2500        2672

South Carolina - 0.64%
  Florence County Hospital Revenue Bond, McLeod Regional Medical
  Center Project, MBIA Insured,
   Series A:
    5.25% 2009                                                                     2645        2789
    5.25% 2010                                                                     2785        2919
  Lexington County Health Services District Inc., Hospital
  Revenue Refunding and Improvement Bonds, FSA Insured, Series 1997:
   5.50% 2007                                                                      2000        2145
   5.00% 2009                                                                      1000        1023
   5.125% 2021                                                                     2000        1966

South Dakota - 0.25%
 Housing Development Authority,
  Homeownership Mortgage Bonds, 1995 Series A,
  5.80% 2014                                                                       3000        3125
  6.00% 2023                                                                       1085        1132

Tennessee - 2.19%
 Memphis-Shelby County Airport Authority, Special
  Facilities Revenue Bonds, Refunding Series 1992
  (Federal Express Corp.), 6.75% 2012                                             26375       29015
 Health and Educational Facilities Board of the
  Metropolitan Government of Nashville and Davidson
  County (Blakeford Project), 9.25% 2024                                           6600        8219

Texas - 3.65%
 National Research Laboratory Commission, General
  Obligation Bonds, Series 1990 (Superconducting
  Super Collider Project), 7.125% 2020
   (Prerefunded 2000)                                                             14450       15655
 Dallas/Fort Worth International Airport
  Facility Improvement Corp.:
   American Airlines, Inc., Revenue Bonds, Series 1995,
   6.00% 2014                                                                      9790       10364
   Delta Air Lines, Inc., Revenue Refunding Bonds,
  Series 1993, 6.25% 2013                                                          2400        2551
 Harris County Health Facilities Development
  Corp., SCH Health Care System Revenue Bonds
  (Sisters of Charity of the Incarnate Word, Houston):
   Series 1991A, 7.10% 2021 (Prerefunded 2001)                                     8000        8894
   Series 1997B, 6.25% 2027                                                        1500        1800
 Hidalgo County Health Services Corp., Hospital Revenue
  Bonds (Mission Hospital, Inc. Project), Series 1996:
   7.00% 2008                                                                      1000        1117
   6.75% 2016                                                                      1740        1908
 North Texas Health Facilities Development Corp., United Regional
  Health Care Systems Inc., MBIA Insured:
   5.25% 2008                                                                      1640        1735
   5.00% 2009                                                                      2330        2400
 Northeast Medical Center, Hospital Authority, County of Humble,
  Revenue Bonds, FSA Insured, 6.25% 2012                                           1000        1151
 Northside Independent School District (Bexar,
  Medina and Bandera Counties), Unlimited
  Tax School Building Bonds, Series 1991, 6.375% 2008
  (Prerefunded 2001)                                                               3500        3728
 Tarrant County Health Facilities, Development Corp.
  Healthy Resources System Revenue Bonds, MBIA Insured,
  Series 1997A, 5.50% 2007                                                         4000        4308
 Tomball Hospital Authority, Hospital Revenue
  Refunding Bonds, Series 1993, 6.125% 2023                                        6250        6570

Utah - 0.97%
 Housing Finance Agency, Single Family Mortgage
  Bonds, 1995 Issue E (Federally Insured or
  Guaranteed Mortgage Loans), 5.50% 2024                                           1150        1178
 Intermountain Power Agency:
  Special Obligation Refunding Bonds,
  5th Crossover Series 1987B,
   1997 Series A, AMBAC Insured, 6.50% 2011                                        1435        1699
 Salt Lake City, Hospital Revenue Bonds, Series
  1992 (IHC Hospitals, Inc.):
   5.50% 2021                                                                      8100        8225
   6.25% 2023                                                                      5000        5437

Vermont - 0.02%
 Housing Finance Agency, Single Family
  Housing Bonds, Series 4, 5.75% 2012                                               290         296

Virginia - 1.30%
 Housing Development Authority, Commonwealth Mortgage
  Bonds:
   Series D, Subseries D-3, Remarketing 5/30/96:
    6.00% 2012                                                                     1430        1516
    6.00% 2012                                                                     1470        1558
    6.05% 2013                                                                     1510        1602
    6.05% 2013                                                                     1555        1649
   Series D, Subseries D-4, Remarketing 7/16/96:
    6.00% 2009                                                                     1180        1252
    6.00% 2009                                                                     1220        1294
    6.05% 2010                                                                     1255        1336
    6.05% 2010                                                                     1290        1373
 Big Stone Gap Redevelopment and Housing Authority Correctional Facility
 Lease, Wallens Ridge Development Project
  5.25% 2010                                                                       2000        2074
 Industrial Development Authority of Fairfax
  County, Hospital Revenue Refunding Bonds (Inova
  Health System Hospitals Project), Series 1993A:
   4.80% 2005                                                                      1850        1908
   5.00% 2011                                                                      1300        1325
   5.00% 2023                                                                      1200        1200
 Industrial Development Authority of the County of
  Hanover, Hospital Revenue Bonds (Memorial Regional
  Medical Center Project at Hanover Medical Park),
  Series 1995, MBIA Insured,
   6.50% 2009                                                                      1000        1178
 Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds (Sentara
  Hospitals-Norfolk Project), Series 1991,
  6.50% 2013                                                                       2500        2818

Washington - 7.21%
 General Obligation, Series B:
  5.50% 2010                                                                       2000        2169
  5.50% 2018                                                                      13100       13960
 Health Care Facilities Authority, Revenue Bonds,
  Refunding Series 1997A (Virginia Mason Medical Center),
  MBIA Insured:
   6.00% 2005                                                                      2325        2560
   6.00% 2007                                                                      1500        1672
 Public Power Supply System:
  Nuclear Project No. 1 Refunding Revenue Bonds,
   Series 1989A:
    7.50% 2015 (Prerefunded 1999)                                                  1820        1943
    6.00% 2017                                                                     2000        2057
   Series 1997B, 5.13% 2014                                                       15000       14950
  Nuclear Project No. 2 Refunding Revenue Bonds:
   Series 1990A, 7.375% 2012 (Prerefunded 2000)                                   17335       18977
   Series 1992A, 5.90% 2004                                                        3850        4159
   Series 1993B, FSA Insured, 5.65% 2008                                           3030        3289
   Series 1994A:
    6.00% 2007                                                                    19900       21988
    5.25% 2008                                                                     5000        5189
   Series 1998A, 5.75% 2008                                                        2000        2173
  Nuclear Project No. 3 Refunding Revenue Bonds:
   BIG Insured, 7.25% 2016 (Prerefunded 1999)                                      5000        5320
   Series 1989 B:
    7.25% 2015 (Prerefunded 2000)                                                  5450        5874
    FGIC Insured, 7.00% 2000                                                       4500        4830
    5.375% 2015                                                                    5000        5016
    7.125% 2016                                                                    5250        6521

Wisconsin - 1.34%
 Health and Educational Facilities Authority,
  Revenue Bonds:
   Children's Hospital Project, Series 1993, FGIC Insured,
   5.50% 2006                                                                      2000        2163
   Medical College of Wisconsin, Series 1993, 5.95% 2015                           3000        3138
  Revenue Refunding Bonds (Wausau Hospital, Inc.)
   Series A, AMBAC Insured, 5.00% 2009                                             2505        2571
 Housing and Economic Development Authority, Housing
  Revenue Bonds, 6.40% 2003                                                        3480        3685
 Pollution Control and Industrial Development Revenue
  Bonds (General Motors Corp. Projects), City
  of Janesville, Series 1984, 5.55% 2009                                           3000        3204
 Public Power Incorporated System,
  Power Supply System Revenue Bonds, Series
  1990 A, AMBAC Insured, 7.40% 2020
  (Prerefunded 2000)                                                                500         548
 City of Superior, Limited Obligation
  Refunding Revenue Bonds (Midwest Energy Resources
  Co. Project), Series E-1991 (Collateralized),
  FGIC Insured, 6.90% 2021                                                         6000        7429

Wyoming - 0.07%
 Community Development Authority, Single Family
  Mortgage Bonds, 1989 Series A, 7.90% 2017                                         225         232
 Student Loan Corp., Student Loan Revenue
  Refunding Bonds, Series 1991, 6.25% 1999                                          950         987

Guam - 0.18%
 General Obligation Bonds, 1995 Series A, 5.625% 2002                              3000        3038
                                                                                       -----------
                                                                                            1618011
                                                                                       -----------
Tax-Exempt Securities Maturing in
One Year or Less - 3.83%

 State of California, Tax and Revenue Anticipation Notes,
  Series A, 4.50% 6/30/98                                                          4310        4324
 State of Colorado, Tax and Revenue Anticipation Notes,
  1997 Series A, 4.50% 6/26/98                                                     3800        3811
 State of California, County of Contra Costa, Tax and Revenue
  Anticipation Notes, 1997-1998 Series A, 4.50% 7/1/98                             4200        4213
 State of Texas, City of Houston, Tax and Revenue Anticipation Notes,
  Series 1997, 4.50% 6/30/98                                                       6500        6519
 Los Angeles County, Tax and Revenue Anticipation Notes,                           1500        1505
  4.50% 6/30/98
 State of Louisiana, Offshore Terminal Authority, Deepwater Port
  Refunding Revenue Bonds (LOOP INC. Project),
   First Stage Series B, 5.40% 1998                                                3150        3175
 State of Michigan Notes,
  4.50% 9/30/98                                                                    5000        5029
 State of New Mexico, 1997-98 Tax and Revenue Ancticipation Notes,
  Series 1997, 4.50% 6/30/98                                                       1700        1705
 City of New York, General Obligation Bonds,
  Municipal Water Finance Authority,
  Water and Sewer System Revenue Bonds,
     Fiscal 1989 Series B, FGIC Insured, 7.625% 2017
      (Prerefunded 1998)                                                           3000        3081
 State of Pennsylvania, School District of Philadelphia, Tax and
  Revenue Anticipation Notes, Series of 1997-1998,
  4.50% 6/30/98                                                                    9000        9026
  State of Texas, Tax and Revenue Anticipation Notes,
   Series A, 4.75% 8/31/98                                                         7000        7042
 Commonwealth Transportation Board, Commonwealth of
  Virginia Transportation Contract Revenue Bonds,
  Series 1988 (Route 28 Project), 7.80% 2016
  (Prerefunded 1998)                                                               3500        3572
 State of Wisconsin:
  Operating Notes, 4.50% 6/15/98                                                  10200       10228
  Series 1997B, Tax-Exempt Commercial Paper, 3.50% 3/4/98                          1900        1900
                                                                                       -----------
                                                                                              65130
                                                                                       -----------
TOTAL TAX-EXEMPT SECURITIES (cost: $1,544,111,000)                                          1683141
Excess of cash and receivables over payables                                                  18311
                                                                                       -----------
NET ASSETS                                                                              $1,701,452
                                                                                       ===========

(1)Represents a when-issued security.
(2)Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

The Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at February 28, 1998 (dollars in thousands)                             (Unaudited)
Assets:
 Tax-exempt securities (cost: $1,544,112)                                $1,683,141
 Cash                                                                            67
 Receivables for--
  Sales of investments                                            $ 0
  Sales of fund's shares                                        5,787
  Accrued interest                                             24,901        30,688
                                                           ----------   -----------
                                                                          1,713,896
Liabilities:
 Payables for--
  Purchases of investments                                      6,832
  Repurchases of fund's shares                                  1,256
  Dividends payable                                             2,945
  Management services                                             476
  Accrued expenses                                                935        12,444
                                                           ----------   -----------
Net Assets at February 28, 1998--
 Equivalent to $12.50 per share on
 136,078,246 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                                      $1,701,452
                                                                        ===========
Statement of Operations
For the six months ended February 28, 1998                               (Unaudited)
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                         $47,046

 Expenses:
  Management services fee                                       2,919
  Distribution expenses                                         2,033
  Transfer agent fee                                              216
  Reports to shareholders                                          69
  Registration statement and prospectus                            39
  Postage, stationery and supplies                                 66
  Directors' fees                                                  13
  Auditing and legal fees                                          41
  Custodian fee                                                    18
  Taxes other than federal income tax                              21
  Other expenses                                                   65
                                                          -----------         5,500
                                                                        -----------
  Net investment income                                                      41,546
                                                                        -----------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                            8,265
 Net unrealized appreciation on investments:
  Beginning of period                                         112,269
  End of period                                               139,029
                                                           ----------
   Net increase in unrealized appreciation
    on investments                                                           26,760
                                                                        -----------
  Net realized gain and increase in
   unrealized appreciation on investments                                    35,025
                                                                        -----------
Net Increase in Net Assets Resulting
 from Operations                                                            $76,571
                                                                        ===========
Statement of Changes in Net Assets
(dollars in thousands)

                                                           Six months          Year
                                                                ended         ended
                                                         February 28,    August 31,
                                                                1998*           1997
                                                          -----------   -----------
Operations:
 Net investment income                                         41,546   $    80,523
 Net realized gain on investments                               8,265         3,847
 Net increase in unrealized appreciation
  (depreciation) on investments                                26,760        52,749
                                                          -----------   -----------
  Net increase in net assets
   resulting from operations                                   76,571       137,119
                                                          -----------   -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net investment income                         (41,468)      (80,789)
 Distributions from net realized gain on
  investments                                                  (5,006)       (4,359)
                                                          -----------   -----------
  Total dividends and distributions                           (46,474)      (85,148)
                                                          -----------   -----------
Capital Share Transactions:
 Proceeds from shares sold:
  12,757,833 and 20,390,763
  shares, respectively                                        158,688       246,583
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  2,298,110 and 4,336,074 shares,
  respectively                                                 28,549        52,363
 Cost of shares repurchased:
  8,768,595 and 19,372,679
  shares, respectively                                       (108,981)     (233,780)
                                                          -----------   -----------
  Net increase in net assets
   resulting from capital share
   transactions                                                78,256        65,166
                                                          -----------   -----------
Total Increase in Net Assets                                  108,353       117,137
Net Assets:
 Beginning of period                                        1,593,099     1,475,962
                                                          -----------   -----------
 End of period                                             $1,701,452    $1,593,099
                                                          ===========   ===========


*Unaudited
See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

    Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after determination of the fund's net investment income and paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

    As of February 28, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated $139,029,000, of which $139,526,000 related to appreciated securities and $497,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended February 28, 1998. The cost of portfolio securities for book and federal income tax purposes was $1,544,112,000 at February 28, 1998.

3. The fee of $2,919,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.25% of such income in excess of $8,333,333.

    Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 28, 1998, distribution expenses under the Plan were $2,033,000. As of February 28, 1998, accrued and unpaid distribution expenses were $811,000.

    American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $216,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $391,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

    Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 1998, aggregate amounts deferred and earnings thereon were $70,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of February 28, 1998, accumulated undistributed net realized gain on investments was $6,835,000 and additional paid-in capital was $1,419,416,000.

    The fund made purchases and sales of investment securities       of
$197,785,000 and $123,952,000 respectively, during the six months ended February 28, 1998.

    Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $18,000 includes $4,000 that was paid by these credits rather than in cash.



PER-SHARE DATA AND RATIOS
                                                 Year End August 31
                                      Six Months
                                           Ended
                                      February 28,
                                         1998/1/    1997     1996 1995   1994  1993
Net Asset Value, Beginning
 of Period                                $12.27  $11.86  $11.94 $11.65$12.43 $11.78
                                         ------- ------- ------- --------------------
 Income from Investment
  Operations:
  Net investment income                      .31     .64     .64   .68    .67   .68
  Net realized and
   unrealized gain
   (loss) on investments                     .27     .45     .01   .29   (.69)  .73
                                         ------- ------- ------- --------------------
   Total income from
    investment operations                    .58    1.09     .65   .97   (.02) 1.41
                                         ------- ------- ------- --------------------
 Less Distributions:
  Dividends from net
   investment income                        (.31)   (.64)   (.64) (.68)  (.68) (.68)
  Distributions from net
   realized gains                           (.04)   (.04)   (.09)    -   (.08) (.08)
                                         ------- ------- ------- --------------------
   Total distributions                      (.35)   (.68)   (.73) (.68)  (.76) (.76)
                                         ------- ------- ------- --------------------
Net Asset Value, End of Period            $12.50  $12.27  $11.86 $11.94$11.65 $12.43
                                         ======= ======= ======= ====================

Total Return/2/                           4.79/2/   9.39%   5.51% 8.70%(0.14)%12.42%

Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                           $1,701  $1,593  $1,476 $1,424$1,385 $1,327
 Ratio of expenses to average
  net assets                              .33%/3/    .68%    .68%  .66%   .69%  .71%
 Ratio of net income to
  average net assets                     2.52%/3/   5.27%   5.35% 5.87%  5.53% 5.62%
 Portfolio turnover rate                 7.81%/3/  14.39%  26.89%49.28% 22.40%15.55%


/1/Unaudited
/2/Excludes maximum sales charge of 4.75%.
/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

[THE AMERICAN FUNDS GROUP (R)]

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California  90071-1443

135 South State College Boulevard
Brea, California  92821-5804

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California  92822-2205

P.O. Box 659522
San Antonio, Texas  78265-9522

P.O. Box 6007
Indianapolis, Indiana  46206-6007

P.O. Box 2280
Norfolk, Virginia  23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York  10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California  90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California  90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA MED/INS/3777
Lit. No. TEBF-013-0498
Printed on recycled paper